Concentrations	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Concentrations [Abstract]
CONCENTRATIONS

NOTE 16 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits of $250,000. At June 30, 2023, cash in a bank did not exceed the federally insured limits. The Company has not experienced any losses in such accounts through June 30, 2023.

Economic Concentrations

With respect to customer concentration, one customer accounted for approximately 85% of total sales for the nine months ended June 30, 2023. One customer accounted for approximately 80% of total sales for the nine months ended June 30, 2022.

With respect to accounts receivable concentration, three customers accounted for 73%, 13% and 11% of total accounts receivable at June 30, 2023. Three customers accounted for approximately 50%, 23% and 15% of total accounts receivable at September 30, 2022.

With respect to supplier concentrations, one supplier accounted for approximately 14% of total purchases for the nine months ended June 30, 2023. Three suppliers accounted for approximately 21%, 11% and 10% of total purchases for the nine months ended June 30, 2022.

With respect to Howco accounts payable concentration, two suppliers accounted for approximately 15% and 13% of total accounts payable at June 30, 2023. Three suppliers accounted for approximately 27%, 24% and 13% of total accounts payable at September 30, 2022.

Foreign sales were $4,509 and $0 for the nine months ended June 30, 2023 and 2022, respectively.

NOTE 18 - CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits of $250,000. At September 30, 2022, cash in a bank did not exceed the federally insured limits. The Company has not experienced any losses in such accounts through September 30, 2022.

Economic Concentrations

With respect to customer concentration, one customer accounted for approximately 73%, of total sales for the year ended September 30, 2022. Two customers accounted for approximately 57%, and 23%, of total sales for the period ended September 30, 2021. It should be noted that federal government agencies account for 89% of Howco sales.

With respect to accounts receivable concentration, three customers accounted for approximately 50%, 23%, and 15%, of total accounts receivable at September 30, 2022. Three customers accounted for approximately 53%, 24%, and 20%, of total accounts receivable at September 30, 2021.

With respect to Howco supplier concentration, two suppliers accounted for approximately 17% and 13%, of total purchases for the year ended September 30, 2022. One supplier accounted for approximately 22% of total purchases for the year ended September 30, 2021.

With respect to Howco accounts payable concentration, three suppliers accounted for approximately 27%, 24%, and 13% of total accounts payable at September 30, 2022. Three suppliers accounted for approximately 21%, 19%, and 14% of total accounts payable at September 30, 2021.

With respect to foreign sales, it totaled approximately $0 and $0 for the years ended September 30, 2022 and 2021 respectively.